March 16, 2000

                    DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
                         DREYFUS SHORT TERM INCOME FUND
                      DREYFUS INTERMEDIATE TERM INCOME FUND

                                Supplement to the
                       Statement of Additional Information

                             Dated November 1, 1999


                  The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund", "Management of the Fund" and "Management Arrangements":

                  Effective March 16, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                  The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Fund - Officers of the Fund":

         Stephen E. Canter, President.  President, Chief Operating Officer, and
               Chief Investment Officer of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

         Mark N. Jacobs, Vice President. Vice President,  Secretary and General
               Counsel to the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

         Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund
               Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

         Michael A. Rosenberg,  Secretary.  Associate  General  Counsel of the
               Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

         Steven F. Newman,  Assistant Secretary.  Associate General Counsel and
               Assistant Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

         Robert R. Mullery, Assistant Secretary. Assistant General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 48 years old.

         William McDowell, Assistant Treasurer. Senior Accounting Manager -
               Taxable Fixed Income of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

               The address of each Fund officer is 200 Park Avenue, New York, NY 10166.